OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure of other liabilities [text block]

NOTE 19 - OTHER FINANCIAL LIABILITIES

The composition of other financial liabilities is as follows:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
		Restated
Current
(a) Interest bearing loans	1,421,261	1,397,156
(b) Lease Liability	414,027	363,497
(c) Hedge derivatives	50,372	25,921
(d) Derivative non classified as hedge accounting	-	7,712
Total current	1,885,660	1,794,286

Non-current
(a) Interest bearing loans	5,772,266	5,864,570
(b) Lease Liability	2,758,130	2,494,552
(b) Hedge derivatives	22	340
Total non-current	8,530,418	8,359,462

(a)	Interest bearing loans

Obligations with credit institutions and debt instruments:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Current
Loans to exporters	341,475	400,721
Bank loans	16,534	37,743
Guaranteed obligations (4)	237,951	324,976
Other guaranteed obligations	97,730	97,143
Subtotal bank loans	693,690	860,583
Obligation with the public	32,061	14,643
Financial leases (4)	594,249	425,100
Other loans	101,261	96,830
Total current	1,421,261	1,397,156

Non-current
Bank loans	200,721	184,998
Guaranteed obligations (4)	1,919,376	2,209,045
Other guaranteed obligations	482,702	576,309
Subtotal bank loans	2,602,799	2,970,352
Obligation with the public (1)(2)(3)	2,032,873	1,538,436
Financial leases (4)	1,136,594	1,199,754
Other loans	-	156,028
Total non-current	5,772,266	5,864,570
Total obligations with financial institutions	7,193,527	7,261,726

(1) On February 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group SA, has issued on the international market, pursuant to Rule 144-A and Regulation S of the securities laws of the United States of America, unsecured long-term bonds for a nominal amount of US $ 600,000,000 at an annual interest rate of 7.00%. The bonds were placed at an issue price of 99.309% with respect to its even value. The bonds have semiannual interest payments and amortization of all capital at maturity and maturity date on March 1, 2026, unless they will be redeemed early according to their terms. As reported to the market, the issuance and placement was intended to finance general corporate purposes.

(2) On June 6, 2019, LATAM Airlines Group S.A. has issued in the local market (Santiago Stock Exchange) long-term unsecured bonds called Series E (BLATM-E), which correspond to the first series of bonds charged to the line registered in the Registro de Comisión para el Mercado Financiero (“CMF”) under the number Nº 921 dated November 26, 2018 for a total of UF 9,000,000.

The total amount issued was UF 5,000,000 with an expiration date on April 15, 2029 and a 3.60% annual coupon rate with semiannual interest payments. The placement rate was 2.73%, equivalent to an amount of ThUS$ 215,093.

The funds from the issuance were allocated 50% to the refinancing of liabilities, 30% for the financing of investments and 20% for general corporate purposes.

(3) On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.

Simultaneously, dated July 11, 2019, LATAM Airlines Group S.A. announced an offer for the repurchase of up to US $ 300 million of the unsecured LATAM 2020 bond, which was issued on June 9, 2015 for an amount of US $ 500 million at a coupon rate of 7.25% and due in June 2020. Offer repurchase price was 103.8 cents per dollar of nominal amount for the bonds offered until July 24, 2019, after this date and until August 7, 2019, the offered repurchase price was reduced to 100.8 cents for dollar at the expiration of the offer, a total of US $ 238,412,000 of the bonds were redeemed, of which US $ 238,162,000 arrived on or before July 24, 2019 and US $ 250,000 after that date.

The net proceeds obtained from the re-opening of the LATAM 2026 bond was used to pay a portion of the public offer of the LATAM 2020 bond. The remainder of the public offer was paid in cash.

On December 17, 2019, LATAM Airlines Group S.A. The repurchase of the remainder (US $ 262 million) of the unsecured bond LATAM2020 ended, which, added to the repurchase of July 11, 2019, ends the entire balance of the bond. The repurchase was carried out through the buy-back mechanism called “Make-Whole,” which is a right of the bond issuer to repurchase the entire outstanding balance of debt based on a price that is calculated using government treasury bonds. of the United States with maturity close to that of the bond and adding a spread. The repurchase price was 102,45 cents per dollar of nominal bond amount.

(4) In the year ended December 31, 2019, the Company sold its participation in 8 permanent establishments. As a result of the above, the classification of financial liabilities associated with 41 aircraft of guaranteed obligations became financial leases.

Currency balances that make the interest bearing loans:

	As of	As of
	December 31,	December 31,
	2019	2018
Currency	ThUS$	ThUS$
Chilean peso (U.F.)	611,542	500,398
US Dollar	6,581,985	6,761,328
Total	7,193,527	7,261,726

Interest-bearing loans due in installments to December 31, 2019

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	24,000	75,000	-	-	-	99,000	24,910	75,000	-	-	-	99,910	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	UF	150,000	50,000	-	-	-	200,000	150,257	50,283	-	-	-	200,540	At Expiration	2.93	2.93
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,016	-	-	-	-	12,016	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,000	-	-	-	29,000	-	29,009	-	-	-	29,009	At Expiration	2.82	2.82

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	5,205	10,410	-	-	-	15,615	5,192	10,369	-	-	-	15,561	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	137,860	-	-	137,860	255	-	137,860	-	-	138,115	Quarterly	3.62	4.61
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	62,769	-	-	62,769	113	-	62,172	-	-	62,285	At Expiration	3.10	3.10

Obligations with the public
0-E	ESTADO	Chile	UF	-	-	164,485	-	353,547	518,032	-	2,642	164,398	-	366,656	533,696	At Expiration	4.81	4.81
97.030.000-7	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	18,640	10,779	-	698,256	803,563	1,531,238	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	8,115	36,282	93,788	100,622	275,134	513,941	10,058	36,855	91,224	99,297	273,038	510,472	Quarterly	3.81	3.81
0-E	WILMINGTON TRUST	U.S.A.	US$	22,090	66,710	183,332	196,452	397,639	866,223	27,229	66,710	178,784	194,741	395,983	863,447	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	4,805	14,608	40,414	42,626	41,022	143,475	5,461	14,608	36,178	40,932	40,310	137,489	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	10,675	32,708	84,674	78,123	76,726	282,906	11,410	32,708	83,072	77,195	75,928	280,313	Quarterly	3.82	3.82
0-E	INVESTEC	England	US$	1,538	8,976	22,977	10,596	-	44,087	1,867	9,112	22,597	10,565	-	44,141	Semiannual	6.35	6.35
0-E	MUFG	U.S.A.	US$	2,973	18,593	53,816	57,993	189,285	322,660	3,182	18,593	53,367	57,694	188,471	321,307	Quarterly	3.43	3.43
-	SWAP Received Aircraft	-	US$	80	78	-	-	-	158	80	78	-	-	-	158	Quarterly	-	-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	-	253,692	-	-	253,692	2,370	-	252,747	-	-	255,117	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	23,669	71,432	188,440	44,482	-	328,023	23,929	71,431	185,938	44,017	-	325,315	Quarterly	3.54	3.54

Financial leases

0-E	ING	U.S.A.	US$	3,875	7,931	-	-	-	11,806	3,952	7,931	-	-	-	11,883	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,831	14,723	6,537	-	-	26,091	4,943	14,723	6,537	-	-	26,203	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	17,972	52,790	113,746	16,399	-	200,907	18,633	52,790	112,712	16,368	-	200,503	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,901	1,926	-	-	-	3,827	1,918	1,926	-	-	-	3,844	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	8,523	23,197	25,182	20,717	10,110	87,729	9,042	23,197	24,675	20,424	9,975	87,313	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	32,321	97,956	248,086	199,037	14,284	591,684	34,868	97,956	233,822	195,209	14,138	575,993	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	5,690	17,255	46,472	3,134	-	72,551	5,959	17,255	45,805	3,128	-	72,147	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	864	2,348	7,441	8,075	915	19,643	908	2,348	7,441	8,075	915	19,687	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,483	4,509	12,474	7,242	-	25,708	1,632	4,509	12,162	7,212	-	25,515	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,010	9,148	25,278	13,904	-	51,340	3,191	9,148	24,661	13,849	-	50,849	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	702	2,173	2,279	-	-	5,154	723	2,173	2,279	-	-	5,175	Quarterly	4.41	4.41
0-E	KFW IPEX-BANK	Germany	US$	1,760	3,568	-	-	-	5,328	1,769	3,568	-	-	-	5,337	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	1,977	5,687	-	-	-	7,664	1,992	5,687	-	-	-	7,679	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	15,862	48,132	132,441	135,200	17,492	349,127	17,610	48,132	119,881	130,865	17,188	333,676	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,487	7,729	17,871	-	-	28,087	2,530	7,729	17,871	-	-	28,130	Monthly	3.45	3.45

Other loans

0-E	CITIBANK (*)	U.S.A.	US$	24,595	76,431	-	-	-	101,026	24,830	76,431	-	-	-	101,261	Quarterly	6.00	6.00

	Total			393,003	789,300	1,924,054	1,634,602	2,176,154	6,917,113	431,469	803,680	1,876,183	1,617,827	2,186,165	6,915,324

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada, through the company Guanay Finance Limited.

Interest-bearing loans due in installments to December 31, 2019

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	148	452	689	-	-	1,289	153	452	689	-	-	1,294	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	3,243	6,906	76,107	-	-	86,256	3,723	6,906	76,107	-	-	86,736	Quarterly/Semiannual	6.29	6.29
0-E	WACAPOU LEASING S.A.	Luxemburg	US$	757	2,317	3,206	-	-	6,280	777	2,317	3,206	-	-	6,300	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	9,855	160,076	-	-	-	169,931	10,409	159,876	-	-	-	170,285	Quarterly	5.39	5.39
0-E	GA Telessis LLC	U.S.A	US$	306	1,100	2,385	2,694	7,010	13,495	399	1,100	2,385	2,694	7,010	13,588	Monthly	14.72	14.72

	Total			14,309	170,851	82,387	2,694	7,010	277,251	15,461	170,651	82,387	2,694	7,010	278,203

	Total consolidated			407,312	960,151	2,006,441	1,637,296	2,183,164	7,194,364	446,930	974,331	1,958,570	1,620,521	2,193,175	7,193,527

Interest-bearing loans due in installments to December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	38,000	75,000	-	-	-	113,000	38,432	75,623	-	-	-	114,055	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	50,785	-	-	-	50,785	-	50,930	-	-	-	50,930	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,000	-	-	-	-	23,000	23,025	-	-	-	-	23,025	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	200,000	-	-	-	-	200,000	200,698	-	-	-	-	200,698	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,013	-	-	-	-	12,013	At Expiration	3.14	3.14

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	5,461	16,385	16,385	-	-	38,231	5,480	16,385	16,232	-	-	38,097	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,000	-	-	-	15,000	-	14,964	-	-	-	14,964	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	-	-	102,521	-	-	102,521	223	-	102,521	-	-	102,744	Quarterly	5.60	5.60
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	-	65,862	-	65,862	118	-	-	64,957	-	65,075	At Expiration	3.10	3.10

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	500,000	-	700,000	1,200,000	13,057	-	495,617	-	697,869	1,206,543	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	-	-	172,591	172,591	345,182	1,586	-	-	172,420	172,530	346,536	At Expiration	5.50	5.50

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	658	1,986	5,384	2,052	-	10,080	715	1,986	5,384	2,052	-	10,137	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	10,553	43,430	114,247	117,556	225,912	511,698	13,334	44,191	110,977	115,747	224,093	508,342	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST	U.S.A.	US$	20,689	65,846	178,818	237,334	450,071	952,758	26,365	65,846	173,617	235,058	447,686	948,572	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	10,776	32,790	90,991	72,189	62,619	269,365	11,923	32,790	86,130	70,048	61,203	262,094	Quarterly	3.82	2.93
0-E	US BANK	U.S.A.	US$	15,506	47,050	129,462	135,489	84,177	411,684	17,433	47,050	114,729	129,547	82,137	390,896	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	10,247	31,350	88,688	77,693	116,546	324,524	11,250	31,350	86,883	76,760	115,285	321,528	Quarterly	4.69	4.69
0-E	PK AIRFINANCE	U.S.A.	US$	2,319	7,208	24,944	3,144	-	37,615	2,387	7,208	24,944	3,144	-	37,683	Monthly	4.15	4.14
0-E	INVESTEC	England	US$	1,454	8,472	21,667	22,421	-	54,014	1,879	8,661	21,154	22,309	-	54,003	Semiannual	7.17	7.17
-	SWAP Received Aircraft	-	US$	194	414	158	-	-	766	194	414	158	-	-	766	Quarterly	-	-
												-
Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	-	253,692	-	-	253,692	2,646	-	252,207	-	-	254,853	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	23,417	70,626	191,207	117,084	19,731	422,065	23,871	70,626	188,231	116,185	19,686	418,599	Quarterly	4.42	4.42

Financial leases

0-E	ING	U.S.A.	US$	3,687	11,338	11,806	-	-	26,831	3,923	11,338	11,657	-	-	26,918	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	13,171	24,577	18,655	-	-	56,403	13,187	24,331	18,655	-	-	56,173	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	13,209	40,365	77,587	40,997	-	172,158	13,998	40,365	75,830	40,801	-	170,994	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,486	13,094	3,827	-	-	22,407	5,641	13,094	3,743	-	-	22,478	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	7,926	29,494	22,147	-	-	59,567	8,320	29,493	21,891	-	-	59,704	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	31,673	95,981	263,239	230,417	98,028	719,338	34,816	95,981	245,615	224,395	96,589	697,396	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	5,576	16,895	46,386	26,165	-	95,022	6,000	16,895	45,346	26,063	-	94,304	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	552	2,531	7,142	7,752	5,035	23,012	552	2,531	7,142	7,752	5,035	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,444	4,393	12,146	12,808	753	31,544	1,658	4,393	11,726	12,713	752	31,242	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	2,933	8,916	24,635	25,937	768	63,189	3,199	8,916	23,798	25,751	767	62,431	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	10,056	7,951	5,154	-	-	23,161	10,135	7,952	5,154	-	-	23,241	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,699	5,188	5,328	-	-	12,215	1,723	5,188	5,328	-	-	12,239	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	1,915	5,838	7,664	-	-	15,417	1,954	5,838	7,664	-	-	15,456	Monthly	4.19	4.19

Other loans

0-E	BOEING	U.S.A.	US$	-	-	55,727	-	-	55,727	-	1,229	55,727	-	-	56,956	At Expiration	4.01	4.01
0-E	CITIBANK (*)	U.S.A.	US$	23,167	72,018	101,026	-	-	196,211	23,583	72,018	100,301	-	-	195,902	Quarterly	6.00	6.00

	Total			496,768	804,921	2,380,633	1,367,491	1,936,231	6,986,044	535,318	807,586	2,318,361	1,345,702	1,923,632	6,930,599

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada, through the company Guanay Finance Limited.

Interest-bearing loans due in installments to December 31, 2018

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	138	426	1,233	54	-	1,851	147	426	1,233	54	-	1,860	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	3,043	6,490	44,525	41,731	-	95,789	3,656	6,490	44,525	41,731	-	96,402	Quarterly/Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxemburg	US$	728	2,219	6,280	-	-	9,227	756	2,219	6,280	-	-	9,255	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	9,422	28,872	169,930	-	-	208,224	10,212	28,871	169,730	-	-	208,813	Quarterly	5.88	5.82
0-E	GA Telessis LLC	U.S.A	US$	299	908	2,496	2,623	6,876	13,202	568	908	3,823	2,623	6,876	14,798	Quarterly	15.62	15.62

	Total			13,630	38,915	224,464	44,408	6,876	328,293	15,339	38,914	225,591	44,408	6,876	331,128

	Total consolidated			510,398	843,836	2,605,097	1,411,899	1,943,107	7,314,337	550,657	846,500	2,543,952	1,390,110	1,930,508	7,261,727

(b)	Lease Liability:

The movement of the lease liabilities corresponding to the period reported is as follows:

			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$

Opening balance as January 1, 2018 Restated	3,037,585	109,387	3,146,972

New contracts	283,620	36,191	319,811
Renegotiations	(240,047)	1,397	(238,650)
Payments	(526,071)	(30,316)	(556,387)
Accrued interest	174,327	8,623	182,950
Exchange differences	-	(5,667)	(5,667)
Other variations	8,395	625	9,020

Changes	(299,776)	10,853	(288,923)

Closing balance as of december 31, 2018 Restated	2,737,809	120,240	2,858,049

Opening balance as January 1, 2019 Restated	2,737,809	120,240	2,858,049

New contracts	719,525	23,878	743,403
Renegotiations	(41,535)	12,208	(29,327)
Payments	(539,549)	(37,391)	(576,940)
Accrued interest	165,981	11,968	177,949
Exchange differences	-	1,614	1,614
Cumulative translation adjustment	-	(467)	(467)
Other variations	-	(2,124)	(2,124)

Changes	304,422	9,686	314,108

Closing balance as of December 31, 2019 Restated	3,042,231	129,926	3,172,157

The company recognizes the interest payments related to the lease liabilities in the consolidated result under Financial expenses (See Note 27 (d)).

(c)	Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accrued interest from the last date of interest rate swap	1,723	2,321	-	340	1,723	2,661
Fair value of interest rate derivatives	302	335	22	-	324	335
Fair value of fuel derivatives	-	15,678	-	-	-	15,678
Fair value of foreign currency derivatives	48,347	7,587	-	-	48,347	7,587
Total hedge derivatives	50,372	25,921	22	340	50,394	26,261

(d)	Derivatives do not qualify for hedge accounting

	Current liabilities		Non-current liabilities		Total derivatives of no coverage
	As of	As of	As of	As of	As of	As of
	31 December of	31 December of	31 December of	31 December of	31 December of	31 December of
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative of foreign currency not registered as hedge	-	7,712	-	-	-	7,712
Total derived not qualify as hedge accounting	-	7,712	-	-	-	7,712

The foreign currency derivatives correspond to options, forwards and swaps.

Hedging operation

The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Cross currency swaps (CCS) (1)	(22,662)	15,099
Interest rate swaps (2)	2,618	(2,194)
Fuel options (3)	48,542	(15,811)
Currency options R$/US$ (4)	(41)	-

(1)	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.

(2)	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.

(3)	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(4)	They cover the exposure to foreign exchange risk of operating cash flows, mainly caused by the fluctuation of the CLP/US$, R$/US$, US$/EUR and US$/GBP exchange rate. These contracts are registered as cash flow hedge contracts.

During the periods presented, the Company only has cash flow and fair value hedges (in the case of CCS). In the case of fuel hedges, the cash flows subject to such hedges will occur and will impact results in the next 12 months from the date of the consolidated statement of financial position, while in the case of hedges of interest rates, these they will occur and will impact results throughout the life of the associated loans, up to their maturity. In the case of currency hedges through a CCS, there is a group of hedging relationships, in which two types of hedge accounting are generated, one of cash flow for the US $ / UF component; and another of fair value, for the floating rate component US $. The other group of hedging relationships only generates cash flow hedge accounting for the US $ / UF component.

All hedging operations have been performed for highly probable transactions.

Since none of the coverage resulted in the recognition of a non-financial asset, no portion of the result of the derivatives recognized in equity was transferred to the initial value of such assets.

The amounts recognized in comprehensive income during the period and transferred from net equity to income are as follows:

	For the year ended December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Debit (credit) recognized in comprehensive income during the period	66,856	(27,797)	18,344
Debit (credit) transferred from net equity to income during the period	(30,074)	39,915	(15,000)